Share Capital - Summary of Options are Granted to Directors, Officers, Employees and Consultants (Detail)	6 Months Ended
Jun. 30, 2019
February 14, 2019, options granted to a consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	February 14, 2019, options granted to a Consultant
Number of Options	40,000	[1]
Vesting Conditions	Options may vest over a 15-month vesting schedule
Contractual life of Options	3 years
May 29, 2019, options granted to a Director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	May 29, 2019, options granted to a Director
Number of Options	253,000	[1]
Vesting Conditions	Options vest over a specified vesting period not exceeding 4 years
Contractual life of Options	7 years
June 28, 2019, options granted to an Employee [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date/Person entitled	June 28, 2019, options granted to an Employee
Number of Options	10,000	[1]
Vesting Conditions	Options vest as to 1/3 of the total number of Options granted, every year from Option Date
Contractual life of Options	7 years

[1]	Options granted to a consultant in February 2019 will vest in accordance with a vesting schedule and milestones achieved over a 15-month period. Accordingly, the Company will recognize expense for these Options as the service is provided and the milestones achieved.